Cover	12 Months Ended
Oct. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Oct. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--10-31
Entity File Number	001-41460
Entity Registrant Name	BRUUSH ORAL CARE INC.
Entity Central Index Key	0001913210
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	128 West Hastings Street
Entity Address, Address Line Two	Unit 210
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6B 1G8
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	8,150,875
Auditor Firm ID	1173
Auditor Name	DALE MATHESON CARR-HILTON LABONTE LLP
Auditor Location	Vancouver, Canada
Common shares without parvalue [member]
Entity Addresses [Line Items]
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	BRSH
Security Exchange Name	NASDAQ
Warrants to purchase common shares [member]
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants to purchase Common Shares
Trading Symbol	BRSHW
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	128 West Hastings Street
Entity Address, Address Line Two	Unit 210
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6B 1G8
City Area Code	(844)
Local Phone Number	427-8774
Contact Personnel Name	Aneil Manhas
Contact Personnel Email Address	aneil@bruush.com